Loans Receivable, Net (Payment Status of the Recorded Investment in Past Due Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	$ 42,637	$ 51,623
60-89 Days	18,805	21,516
Greater than 90 Days	90,687	108,473
Total Past Due	152,129	181,612
Current	12,876,442	10,250,115
Total Loans Receivable	13,028,571	10,431,727
Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	17,779	33,451
60-89 Days	7,358	11,715
Greater than 90 Days	66,079	76,088
Total Past Due	91,216	121,254
Current	5,601,594	4,716,584
Total Loans Receivable	5,692,810	4,837,838
Multi- Family
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	1,408	191
60-89 Days	218	3,950
Greater than 90 Days	3,588	11,143
Total Past Due	5,214	15,284
Current	3,980,303	2,979,768
Total Loans Receivable	3,985,517	2,995,052
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	16,380	16,469
60-89 Days	10,247	3,016
Greater than 90 Days	2,091	753
Total Past Due	28,718	20,238
Current	2,457,219	1,945,918
Total Loans Receivable	2,485,937	1,966,156
Construction Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	302	0
60-89 Days	527	0
Greater than 90 Days	16,181	18,876
Total Past Due	17,010	18,876
Current	177,532	205,940
Total Loans Receivable	194,542	224,816
Commercial and Industrial Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	5,871	631
60-89 Days	287	2,639
Greater than 90 Days	775	375
Total Past Due	6,933	3,645
Current	258,903	165,298
Total Loans Receivable	265,836	168,943
Consumer and Other Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days	897	881
60-89 Days	168	196
Greater than 90 Days	1,973	1,238
Total Past Due	3,038	2,315
Current	400,891	236,607
Total Loans Receivable	$ 403,929	$ 238,922